INVESTMENTS IN ASSOCIATES - Additional Information (Details) - Global intermodal logistics operation - USD ($) $ in Millions			3 Months Ended
	Sep. 29, 2025	Mar. 26, 2025	Sep. 30, 2025	Mar. 31, 2025
Disclosure of Associates and Joint Ventures [Line Items]
Ownership interest	33.00%	33.00%	33.00%	33.00%
Net proceeds	$ 425	$ 120		$ 120
Retained ownership percentage		0.67
Gain on disposition	115		$ 115
Brookfield Infrastructure Partners LP
Disclosure of Associates and Joint Ventures [Line Items]
Net proceeds	115
Gain on disposition	$ 30		$ 30